OPERATING EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of operating expenses [Abstract]
Disclosure of general and administrative expense [text block]
NOTE 25. OPERATING EXPENSES

25.1. Other administrative and general expenses

The detail for administrative and general expenses for the years ended December 31, 2017, 2016 and 2015 is as follows:

Other administrative and general expenses	2017	2016	2015
	In millions of COP
Maintenance and repairs	530,284	448,017	356,655
Others fees	427,517	411,521	256,852
Insurance	303,501	286,384	244,274
Leasing	244,956	246,445	218,394
Transport	158,561	154,220	138,084
Disputes, fines and sanctions (1)	139,146	52,441	58,821
Frauds and claims (2)	134,087	72,860	81,836
Data processing	130,125	101,347	46,536
Advertising	127,142	120,046	113,821
Public services	107,727	114,840	94,295
Cleaning and security services	92,359	93,336	65,867
Communications	67,201	61,943	55,003
Contributions and affiliations	60,320	59,406	50,709
Properties improvements and installation	59,121	55,307	58,141
Useful and stationery	58,145	61,699	42,232
Travel expenses	38,037	37,112	34,998
Production and supply cards	32,975	29,532	15,509
Trust	25,901	13,176	10,637
Legal and financial consultant	25,855	29,435	18,785
Real estate management	21,817	19,262	18,428
Board of directors and audit fee	20,450	20,926	19,223
Donations	17,048	18,338	13,031
Storage services	16,162	14,157	14,918
Activities Joint Operations	9,650	8,805	3,988
Public relations	5,912	5,101	3,270
Legal expenses	4,112	7,232	22,923
Temporary services	3,907	5,897	4,078
Others	117,845	102,549	176,290
Total other administrative and general expenses	2,979,863	2,651,334	2,237,598
Wealth tax, contributions and other tax burden (3)	727,661	741,184	675,387

(1)
The increase in disputes, fines and sanctions during the year 2017 is caused by the recognition of an income tax provision related with a potential exposure for the fiscal year 2014, out of which there were unrecognized tax benefits amounting to COP 201,554 in income tax liabilities related to tax positions. The 2014 income tax return has been subject to review from the tax authority since April 23, 2015.

(2)	The increase in frauds and claims during the year 2017 is mainly explained for a higher operational risk in virtual transactions and transactions with credit and debit cards.
(3)	See note 11 Income taxes.

25.2. Impairment, depreciation and amortization

The detail for Impairment, depreciation and amortization for the years ended December 31, 2017, 2016 and 2015 is as follows:

Impairment, depreciation and amortization	2017	2016	2015
	In millions of COP
Impairment of the other assets (1)	45,850	38,775	16,797
Depreciation of premises and equipment	316,281	329,258	306,689
Amortization of intangible assets	116,752	149,776	153,799
Total impairment, depreciation and amortization	478,883	517,809	477,285

(1)	The detail of the impairment of other assets net by operating segments for the years ended December 31, 2017, 2016 and 2015 is presented in the table below:

	2017	2016	2015
	In millions of COP
Banking Colombia	33,661	15,078	22,255
Banking Panamá	5,495	1,934	(2,303)
Banking El Salvador	3,363	19,705	(3,253)
Banking Guatemala	1,939	2,118	-
All other segments	1,418	-	98
Off Shore	(26)	(60)	-
Total	45,850	38,775	16,797